Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

4. Segment information

Information regarding the Company’s net income and operating income is disclosed in the consolidated statements of income. Segment expenses and other items are reviewed by the CODM on the same basis as presented in the consolidated statements of income.

The Company has one reportable segment: provision of integrated financial printing services. Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The provision of integrated financial printing services segment generated revenue by providing printing, media placement, translation and other printing related services.

All revenue of the Company is generated in Hong Kong. Segment assets are based on the geographical location of the assets.

Non-current assets per geographical segment

	As of December 31, 2024		As of June 30, 2025
	HK$	%	HK$	US$	%
Hong Kong	9,653,379	66%	27,937,958	3,559,023	87%
PRC	4,952,295	34%	4,270,935	544,075	13%
Total	14,605,674	100%	32,208,893	4,103,098	100%

Key financial performance measures of the segments are as follows:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Revenue	57,962,468	58,758,021	7,485,194

Cost of revenue
– external	(27,848,993)	(29,215,017)	(3,721,706)
– related party	(1,800,794)	(1,973,000)	(251,341)
Total cost of revenue	(29,649,787)	(31,188,017)	(3,973,047)
Gross profit	28,312,681	27,570,004	3,512,147

Selling and marketing expenses	(10,956,461)	(7,707,614)	(981,873)
General and administrative expenses	(11,299,210)	(10,386,087)	(1,323,084)

Income from operations	6,057,010	9,476,303	1,207,190

Other income, net
Bank interest income	13,756	8,122	1,035
Interest expense	(190,313)	(130,633)	(16,641)
Administrative service fee
– external	—	18,000	2,293
– related parties	198,000	142,000	18,089
Other income	45,664	149,432	19,035
Total other income, net	67,107	186,921	23,811

Income before income tax expenses	6,124,117	9,663,224	1,231,001
Income tax expenses	(1,217,295)	(1,629,316)	(207,560)
Net income	4,906,822	8,033,908	1,023,441
	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Total assets	57,047,028	80,042,771	10,196,663
Total liabilities	(47,143,875)	(62,025,824)	(7,901,479)
Net assets	9,903,153	18,016,947	2,295,184